ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Acquisition of Insuagro Paragraphs (Details)					12 Months Ended
	Jun. 30, 2023 shares	Aug. 31, 2022 $ / shares	Aug. 02, 2021 USD ($)	Apr. 09, 2021 USD ($) item director installment Vote $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Apr. 09, 2021 $ / shares
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Consideration of payment for shares purchased					$ 2,996,947		$ 3,500,020
Insumos Agroquimicos S.A.
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares owned | shares	13,489,990				13,489,990
Percentage of ownership interests	61.32%				61.32%	61.32%	50.10%
Percentage of voting shares owned	61.22%
Insumos Agroquimicos S.A.
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares acquired | shares				11,022,000
Ownership interest acquired				50.10%
Percentage of voting interest acquired				55.05%
Number of directors resigned | director				2
Total number of directors | director				3
Number of directors replaced | director				2
Number of SPEs on whom we acquired control | item				2
Consideration per share | $ / shares				$ 0.282
Number of installments | installment				3
Total consideration, fixed price				$ 3,100,000
Cash				$ 200,000
Percentage of increase on Adjusted EBITDA for consideration payable				3.50%
Revenue of the acquire since the merger date						$ 7,600,000
Profit or loss of the acquiree since the acquisition date						200,000
Revenue of the combined entity for the current reporting period as though the acquisition date for the business combination had been as of the beginning of the annual reporting period						233,300,000
Profit or loss of the combined entity for the current reporting period as though the acquisition date for the business combination had been as of the beginning of the annual reporting period						$ 4,600,000
Offer price (in US$ per share) | $ / shares		$ 0.965
Consideration of payment for shares purchased, conditional payment			$ 260,000
Consideration of payment for shares purchased			$ 700,000
Class A ordinary shares | Insumos Agroquimicos S.A.
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares acquired | shares				2,749,390
Nominal value per share | $ / shares								$ 0.10
Number of votes per share | Vote				5
Class B ordinary shares | Insumos Agroquimicos S.A.
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares acquired | shares				8,272,610
Nominal value per share | $ / shares								$ 0.10
Number of votes per share | Vote				1
Shares subject to mandatory offer | shares				3,750,348
Offer price (in US$ per share) | $ / shares				$ 0.297